GOF P-6
                         SUPPLEMENT DATED APRIL 16, 2008
                      TO THE CURRENTLY EFFECTIVE PROSPECTUS
                           OF EACH OF THE LISTED FUNDS

                    FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

                          FRANKLIN CAPITAL GROWTH FUND

                            FRANKLIN CUSTODIAN FUNDS
                             Franklin DynaTech Fund
                              Franklin Growth Fund
                              Franklin Income Fund
                    Franklin U.S. Government Securities Fund
                             Franklin Utilities Fund

                      FRANKLIN FEDERAL TAX-FREE INCOME FUND

                              FRANKLIN GLOBAL TRUST
                        Franklin Global Real Estate Fund

                     FRANKLIN GOLD AND PRECIOUS METALS FUND

                           FRANKLIN HIGH INCOME TRUST
                            Franklin High Income Fund

                       FRANKLIN INVESTORS SECURITIES TRUST
               Franklin Adjustable U.S. Government Securities Fund
                             Franklin Balanced Fund
                      Franklin Convertible Securities Fund
                           Franklin Equity Income Fund
                    Franklin Floating Rate Daily Access Fund
            Franklin Limited Maturity U.S. Government Securities Fund
                     Franklin Low Duration Total Return Fund
                            Franklin Real Return Fund
                           Franklin Total Return Fund

                             FRANKLIN MANAGED TRUST
                         Franklin Rising Dividends Fund

                       FRANKLIN MUNICIPAL SECURITIES TRUST
                  Franklin California High Yield Municipal Fund
                     Franklin Tennessee Municipal Bond Fund

                     FRANKLIN NEW YORK TAX-FREE INCOME FUND

                      FRANKLIN REAL ESTATE SECURITIES TRUST
                      Franklin Real Estate Securities Fund

                            FRANKLIN STRATEGIC SERIES
                      Franklin Biotechnology Discovery Fund
                          Franklin Flex Cap Growth Fund
                        Franklin Focused Core Equity Fund
                       Franklin Global Communications Fund
                       Franklin Growth Opportunities Fund
                        Franklin Global Health Care Fund
                         Franklin Natural Resources Fund
                       Franklin Small-Mid Cap Growth Fund
                         Franklin Small Cap Growth Fund
                         Franklin Strategic Income Fund
                            Franklin Technology Fund

                             FRANKLIN TAX-FREE TRUST
                      Franklin Arizona Tax-Free Income Fund
                     Franklin Colorado Tax-Free Income Fund
                    Franklin Connecticut Tax-Free Income Fund
                      Franklin Double Tax-Free Income Fund
             Franklin Federal Intermediate-Term Tax-Free Income Fund
               Franklin Federal Limited-Term Tax-Free Income Fund
                    Franklin High Yield Tax-Free Income Fund
                    Franklin New Jersey Tax-Free Income Fund
                      Franklin Oregon Tax-Free Income Fund
                   Franklin Pennsylvania Tax-Free Income Fund

                         FRANKLIN TEMPLETON GLOBAL TRUST
                      Franklin Templeton Hard Currency Fund

                     FRANKLIN TEMPLETON INTERNATIONAL TRUST
                           Franklin India Growth Fund
                    Templeton Foreign Smaller Companies Fund
                        Templeton Global Long-Short Fund

                         FRANKLIN VALUE INVESTORS TRUST
                           Franklin All Cap Value Fund
                     Franklin Balance Sheet Investment Fund
                          Franklin Large Cap Value Fund
                          Franklin MicroCap Value Fund
                           Franklin MidCap Value Fund
                          Franklin Small Cap Value Fund

                           TEMPLETON CHINA WORLD FUND

                                 TEMPLETON FUNDS
                             Templeton Foreign Fund
                              Templeton World Fund

                        TEMPLETON GLOBAL INVESTMENT TRUST
                    Templeton Emerging Markets Small Cap Fund
                              Templeton Income Fund

                     TEMPLETON GLOBAL SMALLER COMPANIES FUND

                           TEMPLETON GROWTH FUND, INC.

                             TEMPLETON INCOME TRUST
                           Templeton Global Bond Fund
                        Templeton International Bond Fund


The Prospectus is amended as follows:

The following pertains to revisions to information under the section "Qualified Investors - Advisor Class."

      a. The paragraph that begins with "Shares acquired by a financial intermediary in connection with its mutual fund trading platform..." is revised as follows:

o Shares acquired by a financial intermediary that has entered into an agreement with Distributors authorizing the sale of Fund shares, in connection with its mutual fund trading platform, that the intermediary holds, directly or indirectly, on behalf of a beneficial owner who has entered into a comprehensive fee or other advisory fee arrangement with any broker-dealer, trust company, registered investment adviser, or investment adviser with assets under management in excess of $100 million that is exempt from federal registration, that is not an affiliate or associated person of the financial intermediary. Minimum initial investment: $50,000 for individual or multiple clients.

    b. The paragraph that begins with "Current and former officers..." is revised as follows:

o Current and former officers, trustees, directors, full-time employees (and, in each case, their family members) of both Franklin Templeton Investments and Franklin Templeton Funds, consistent with our then-current policies. Minimum initial investment: $100 ($50 for accounts with an automatic investment plan.)

   c. The following paragraph is added:

o Assets held in accounts under the recommendation of an investment consultant provided that (1) assets are held with a firm unaffiliated with the investment consultant's firm; (2) the investment consultant is under a retainer or other similar fee arrangement with its clients; (3) the client is not an individual; and (4) a subsidiary of FRI approves the investment.

                PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.